S000008909 [Member] Investment Strategy - Western Asset Select Tax Free Reserves	Aug. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal investment strategies
Strategy Narrative [Text Block]
The fund is a money market fund that, under normal market conditions, invests at least 80% of its assets in short-term high quality municipal obligations and interests in municipal obligations that pay interest that is exempt from federal income tax, including the federal alternative minimum tax. Municipal securities include debt obligations issued by any of the 50 states and the District of Columbia or their political subdivisions, agencies and public authorities, certain other governmental issuers (such as Puerto Rico, the U.S. Virgin Islands and Guam) and other qualifying issuers. These securities include participation or other interests in municipal securities and other structured securities such as variable rate demand obligations, tender option bonds, partnership interests and swap-based securities, many of which may be issued or backed by U.S. or non‑U.S. banks. From time to time, the fund may invest significantly in municipal obligations issued by a single state, including, but not limited to, New York.
Some municipal securities, such as general obligation issues, are backed by the issuer’s taxing authority, while other municipal securities, such as revenue issues, are backed only by revenues from certain facilities or other sources and not by the issuer itself. The fund invests in securities that, at the time of purchase, are rated by one or more rating agencies in the highest short-term rating category (or, with respect to not more than 3% of its total assets, in the second highest category) or, if not rated, are determined by the subadviser to be of equivalent quality.
Under normal circumstances, the fund may invest up to 20% of its assets in investments that pay interest that may be subject to regular federal income tax and/or the federal alternative minimum tax, although for temporary or defensive purposes, the fund may invest an unlimited amount in such securities.
The fund is a retail money market fund, meaning that the fund is only offered to accounts that are beneficially owned solely by natural persons. As a retail money market fund, the fund tries to maintain a share price of $1.00. Pursuant to Rule 2a‑7 under the Investment Company Act of 1940, as amended (the “1940 Act”), the fund must follow strict rules as to the quality, liquidity, diversification and maturity of its investments.

Strategy Portfolio Concentration [Text]	Risks associated with concentration in the banking industry. The fund may invest a significant portion of its assets in obligations that are issued or backed by U.S. and non‑U.S. banks and thus will be more susceptible to negative events affecting banks and the financial services sector worldwide.